SUBSEQUENT EVENTS (Details) S/ / shares in Units, S/ in Thousands, $ in Millions		12 Months Ended
	Apr. 23, 2026 USD ($) S/ / shares	Dec. 31, 2025 PEN (S/) S/ / shares	Dec. 31, 2024 PEN (S/) S/ / shares	Dec. 31, 2023 S/ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable | S/		S/ 88,219	S/ 74,183
Payment of dividends per share (in sol per share) | S/ / shares	S/ 50.00	S/ 40.0	S/ 35.0	S/ 25.0
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Dividends payable | $	S/ 4,719.1